As filed with the Securities and Exchange Commission on November 23, 2016
Securities Act Registration No. 333-206491
Investment Company Act Reg. No. 811-23089

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 2	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 7	[ ]
(Check appropriate box or boxes.)

M3Sixty Funds Trust
(Exact Name of Registrant as Specified in Charter)

4520 Main Street, Suite 1425
Kansas City, MO 64111
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877)244-6235

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
 (Name and Address of Agent for Service)

With Copies To:
Matthew A. Swendiman
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)
|_|	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|X|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated November 23, 2016

Della Parola Capital Management, LLC

Della Parola Risk Optimized Equity Fund
Class A Shares (Ticker Symbol: _____)
Institutional Class Shares (Ticker Symbol: _____)

a series of
M3Sixty Funds Trust

PROSPECTUS
February __, 2017

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Page

SUMMARY OF DELLA PAROLA RISK OPTIMIZED EQUITY FUND	1
INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS	4
MANAGEMENT	7
PRIOR PERFORMANCE OF SIMILAR ACCOUNTS MANAGED BY THE ADVISER	9
CUSTODIAN, ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT	10
INVESTING IN THE FUND	11
PURCHASING SHARES	13
EXCHANGING SHARES	15
REDEEMING SHARES	17
ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTIONS	19
OTHER IMPORTANT INFORMATION	20
FINANCIAL HIGHLIGHTS	22
FOR MORE INFORMATION	23

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SUMMARY OF DELLA PAROLA RISK OPTIMIZED EQUITY FUND

Investment Objective. The Della Parola Risk Optimized Equity Fund (the “Fund”) seeks long-term growth of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 13 of the Fund’s prospectus and the section captioned “Reduced Sales Loads” beginning on page 25 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A shares	Institutional Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A shares	Institutional Class shares
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses
Total Annual Fund Operating Expenses
Fee Waivers and Expense Reimbursement[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement

[1]
Della Parola Capital Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 1.50% through at least April 30, 2018. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2018. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years
Class A shares	$	$
Institutional Class shares	$	$

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy of the Fund. The Fund’s principal investment objective is long-term growth of capital. The Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index. As of August 31, 2016, the market capitalization range of the S&P 500 Index was $2.5 billion to $581 billion. The Fund may invest across different industries and sectors. Under normal circumstances, the Fund invests at least 80% of its assets in securities in equity securities.

The Adviser selects securities for purchase by applying its proprietary investment methodology that includes three components of beta optimization, sector rotation and security selection to constituents of the S&P 500 Index. Beta Optimization is a proprietary modeling process used to determine an appropriate risk level for the Fund. Once an optimal risk level has been determined, a sector rotation process identifies certain economic sectors expected to be top performers. Lastly, a ranking procedure selects stocks within those sectors that have the most favorable performance outlook over the next 12 months based on factors including macroeconomic indicators, overall investor sentiment and interest rates.

In the event that the Adviser deems the equity market risk environment to be unfavorable, the Fund may occasionally purchase futures on the Chicago Board Options Exchange's (“CBOE”) Volatility Index (“VIX”) to lower the overall fund's beta. These contracts will not be used to speculate but, rather, to hedge the fund's downside risk.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Market risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. The Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

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Derivatives risk - The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost.

Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Management style risk – The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

New Fund risk – The Fund commenced operations in 2017. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Portfolio Turnover risk - When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund's portfolio) involves correspondingly greater expenses to the Fund and may adversely affect Fund performance.

Performance. No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management. Della Parola Capital Management, LLC (the "Adviser") is the investment adviser to the Fund.

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Portfolio Managers. David A. Mascio, President and Chief Investment Officer of the Adviser, Hong Miao, Principal and Chief Risk Officer of the Adviser, and Kenton Zumwalt, Principal and Chief Market Strategist of the Adviser, have managed the Fund since its inception.

Purchase and Sale of Fund Shares. The Fund offers two classes of shares, Class A shares and Institutional Class shares, each of which is offered by this Prospectus. The minimum investment for the Class A shares is $1,000 for each account. The minimum investment for the Institutional Class shares is $100,000. Investors generally may meet the minimum investment amount for the Institutional Class by aggregating multiple accounts within the Fund, if desired. There is no subsequent investment minimum. The Fund may, in the Adviser’s sole discretion, accept accounts with less than the minimum investment.

You can purchase or redeem shares directly from the Fund on any business day the New York Stock Exchange is open by calling the Fund at 877.244.6235 where you may also obtain more information about purchasing or redeeming shares by mail, facsimile or bank wire. The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact their broker-dealer directly.

Tax Information. For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income of individual shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax at rates applicable to ordinary income upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Purchases through Broker-Dealers and Other Financial Intermediaries. You may be charged a fee if you effect transactions through a broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

The Fund’s Investment Objective and Principal Investment Strategies. This section of the Prospectus provides additional information about the investment practices and related risks of the Fund. The Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

The Fund’s principal investment objective is long-term growth of capital. The Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index. As of August 31, 2016, the market capitalization range of the S&P 500 Index was $2.5 billion to $581 billion. The Fund may invest across different industries and sectors. Under normal circumstances, the Fund invests at least 80% of its assets in securities in equity securities.

4

The Adviser selects securities for purchase by applying its proprietary investment methodology that includes three components of beta optimization, sector rotation and security selection to constituents of the S&P 500 Index. Beta Optimization is a proprietary modeling process used to determine an appropriate risk level for the Fund. Once an optimal risk level has been determined, a sector rotation process identifies certain economic sectors expected to be top performers. Lastly, a ranking procedure selects stocks within those sectors that have the most favorable performance outlook over the next 12 months based on factors including macroeconomic indicators, overall investor sentiment and interest rates.

In the event that the Adviser deems the equity market risk environment to be unfavorable, the Fund may occasionally purchase futures on the Chicago Board Options Exchange's (“CBOE”) Volatility Index (“VIX”) to lower the overall fund's beta. These contracts will not be used to speculate but, rather, to hedge the fund's downside risk.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Cash Position. The Fund may not always stay fully invested. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested. The Fund may also maintain cash positions in order to remain in compliance with certain regulations or margin requirements.

General Information Regarding Investing in the Fund. An investment in the Fund should not be considered a complete investment program. Your investment needs will depend largely on your financial resources and individual investment goals and objectives, and you should consult with your financial professional before making an investment in the Fund.

Additional Information Regarding Investment Strategies. With respect to any percentage restriction on investment or use of assets discussed in the Fund’s “Summary” section above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather the Adviser will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

Principal Risks of Investing in the Fund. All investments carry risks and investments in the Fund is no exception. No investment strategy is successful all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally set forth below:

Fund Risks

Market risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

5

Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. The Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Derivatives risk - The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost.

Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Management style risk – The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

New Fund risk – The Fund commenced operations in 2017. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Portfolio Turnover risk - When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund's portfolio) involves correspondingly greater expenses to the Fund and may adversely affect Fund performance.

Other Investments and Risks. The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please review the SAI for more information about the additional types of securities in which the Fund may invest and their associated risks.

U.S. Government Securities. The Fund may, from time to time, invest in U.S. Government securities. U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

6

Cyber Security Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity failures or breaches by the Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of the Fund’s shareholders to transact business and the Fund to process transactions, inability to calculate the Fund’s net asset values, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which the Fund invest, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Disclosure of Portfolio Holdings. The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s Statement of Additional Information.

MANAGEMENT

Investment Adviser. Della Parola Capital Management, LLC (the "Adviser"), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in 2005 and is registered with the SEC as an investment adviser. As of December 31, 2015, the Adviser provided investment advice with respect to over $230 million in assets. The Adviser's principal address is 215 West Oak Dr., Fort Collins, CO 80521.

The Adviser has entered into an Investment Advisory Agreement (each, an “Advisory Agreement”) with the Fund under which the Adviser directs the management of the investments for the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board” or the “Trustees”). Under the Advisory Agreement, the Adviser is to receive a fee from the Fund calculated at the annual rate of 1.00% of the average daily net assets of the Fund.

Prior to the Fund’s inception, the Board approved the Advisory Agreement with an original term of two years. A discussion regarding the basis for the Trustees’ approval of the Advisory Agreement will be available in the Fund’s annual report for the twelve-month period ended December 31 each year.

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The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired Fund fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the Fund in an amount that limits “Total Annual Fund Operating Expenses” to not more than 1.50% for Fund through at least April 30, 2018.

Portfolio Managers. The portfolio managers are primarily responsible for the day-to-day operation of the Fund. The persons listed below have served as the Fund’s portfolio managers since the Fund's inception.

More information about each of the portfolio manager's compensation, other accounts managed by the portfolio managers and each of the portfolio manager's ownership of securities in the Fund are included in the SAI.

PORTFOLIO MANAGER	PAST 5 YEARS OF BUSINESS EXPERIENCE
David Mascio
David Mascio founded Della Parola Capital Management in 2005 and serves as Chief Investment Officer. After beginning his career as a fundamental research analyst and portfolio manager, he founded Mascio Asset Management, a boutique tactical asset management firm. Following an acquisition, he joined Poudre River Valley Trust Company where he served as Chief Investment Officer and head of investment policy for the billion-dollar trust bank. Mr. Mascio earned a B.A. in Economics and Business Management from the University of New Mexico. In addition, he earned an MBA from the University of Liverpool (United Kingdom) and is a Ph.D. candidate at EDHEC Risk Institute (Nice, France). Dave is an accredited Asset Management Specialist (AAMS), an Accredited Investment Fiduciary (AIF) and a member of the CFA Institute and CFA society of Colorado.

Hong Miao
Hong Miao is a principal of Della Parola Capital Management and the Chief Risk Officer. Dr. Miao is responsible for constructing trading strategies, conducting statistical analysis to evaluate risk, making recommendations to reduce/control risk and carrying out other quantitative analysis. Dr. Miao has published in quantitative journals such as Quantitative Finance, Journal of Financial Econometrics and Stochastic Analysis and Applications. He has also been published in empirical finance papers, including Journal of Banking and Finance, Journal of Futures Markets and Journal of Trading. Dr. Miao earned a B.E. in Mechanical Engineering at Tongji University in 1993, an MBA in Finance at Fudan University in 2003, a master of Research in Finance at Lancaster University in 2004, and a Ph.D. in Finance (minor in statistics) at the University of Calgary, respectively. Hong is also a CFA charter holder and a member of the CFA institute and Denver CFA Society.

Kenton Zumwalt
Kenton Zumwalt is a principal of Della Parola Capital Management and the Chief Market Strategist. Dr. Zumwalt provides academic insight into the development of the investment models and processes. Recently retired as a finance professor at Colorado State University, he has been active in investment research for over 30 years. Dr. Zumwalt has published in a number of leading finance journals including the Journal of Finance, the Journal of Financial and Quantitative Analysis and the Journal of Portfolio Management. Recent publications examine whether a mutual funds’ change in inter-temporal risk is intentional or arises from risk mean reversion. A second research effort explores the relationship between volatility (VIX) and the factors in the Fama-French-Carhart four-factor. Mr. Zumwalt earned a B.S. in Physics in 1966 and worked at a nuclear reactor before returning to graduate school, earning an MBA and Ph.D. in Finance at the University of Missouri in 1970 and 1974, respectively.

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Board of Trustees. The Fund is a series of M3Sixty Funds Trust, an open-end management investment company organized as a Delaware statutory trust on May 29, 2015. The Board supervises the operations of the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund’s business affairs.

PRIOR PERFORMANCE OF SIMILAR ACCOUNTS MANAGED BY THE ADVISER

As a newly registered mutual fund, the Fund does not have a full calendar year of performance as a mutual fund. The prior performance shown below is for the Della Parola Capital Risk Optimized Equity Strategy Composite (the “Risk Optimized Equity Strategy Composite”), which was created by the Adviser on January 1, 2006. The Fund’s investment objectives, policies and strategies are substantially similar to the accounts in the Risk Optimized Equity Strategy Composite.

The Adviser serves as investment adviser to both the Fund and the accounts within the Risk Optimized Equity Strategy Composite. The Fund and the accounts within the Risk Optimized Equity Strategy Composite also share the same portfolio management team. The Fund will be managed substantially similarly to that of the Risk Optimized Equity Strategy Composite and has substantially similar investment objectives, policies and strategies. The Risk Optimized Equity Strategy Composite consists of all accounts that the Adviser manages that are substantially similar to the Fund.

The information set forth below illustrates how the performance of the Risk Optimized Equity Strategy Composite has varied over certain time periods since its inception. The table provides the annual net returns for the specified periods and how they compare to that of the S&P 500® Index, the Fund’s performance benchmark, which is not actively managed and is not available for direct investment. The past performance of the Risk Optimized Equity Strategy Composite is no guarantee of future results or trends. The Fund’s management fee and other Fund expenses will reduce your return on an investment in the Fund. Given that the fees and expenses of the Fund are different from the fees and expenses of the accounts within the Risk Optimized Equity Strategy Composite, the performance of the Risk Optimized Equity Strategy Composite may be lower if the fees and expenses of the Fund had been applied to the accounts in the Risk Optimized Equity Strategy Composite.

The performance of the Risk Optimized Equity Strategy Composite does not represent the historical performance of the Fund in this Prospectus and should not be considered indicative of future performance of the Fund. Results may differ from the Risk Optimized Equity Strategy Composite because of, among other things, differences in account expenses including management fees, the size of positions taken in relation to account size, timing of purchase and sales, stability and frequency of cash inflows and outflows and availability of cash for new investments. In addition, not all of the accounts included in the Risk Optimized Equity Strategy Composite are subject to certain investment limitations, diversification or other restrictions (including, without limitation, certain restrictions on investing in illiquid securities) that are imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

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Risk Optimized Equity Strategy Composite Performance as of October 31, 2016

Description	YTD	1 Year	3 Year	Inception[1]
Risk Optimized Equity Strategy Composite – GROSS Performance[2]
S&P 500® Index[3] (reflects no deductions for fees, expenses or taxes)

[1]	Inception is January 1, 2006, for the Risk Optimized Equity Strategy Composite.

[2]
The Risk Optimized Equity Strategy Composite includes all accounts that are invested in long positions of US large cap equities that are constituents of the S&P 500. Accounts in the Risk Optimized Equity Strategy Composite employ the firm’s proprietary modeling process “Beta Optimization” investment strategy as described in the sections of the Prospectus entitled, “Principal Investment Strategy of the Fund,” and “Investment Objectives, Strategies, Risks and Portfolio Holdings.”

The Adviser claims compliance with the Global Investment Performance Standards (GIPS®). The Adviser has been independently verified for the periods January 1, 2006 to October 31, 2016 by Alpha Performance Verification Services. The verification report is available upon request. Verification assesses whether (1) the firm has complied with all the composite construction requirement of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards. Verification does not ensure the accuracy of any specific composite presentation. For GIPS purposes, the firm is defined as “Della Parola Capital Management, LLC (the “Adviser”), an investment firm registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940. The Adviser manages assets for private funds, registered funds, and separately managed accounts.” To receive a complete list and description of the Adviser’s composites and/or a presentation that adheres to the GIPS® standards, please call 970.372.4758. Returns are calculated in U.S. dollars. Additional information regarding the Adviser’s policies for calculating and reporting returns is available upon request.

[3]	The S&P 500® Index consists of 500 stocks and is a popular standard for measuring stock market performance among the biggest, most broadly-based companies in the U.S.

CUSTODIAN, ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT

Custodian. ______. (the “Custodian”) serves as the custodian of the Fund’s securities.

Fund Administrator and Transfer Agent. M3Sixty Administration, LLC (the “Administrator”) serves as the Fund’s administrator providing the Fund with administrative, accounting and compliance services. In addition, the Administrator serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated below under the caption “Investing in the Fund,” the Administrator will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

Distribution of Shares. Matrix 360 Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities. The Fund offers two classes of shares – Class A shares and Institutional Class shares. Institutional Class shares are available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund.

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Distribution and Services (Rule 12b-1) Plan. The Fund has adopted a separate plan of distribution for its Class A shares, pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan allows the Fund to use Class A shares’ assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares of the Fund as their funding medium and for related expenses.

The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Class A shares. Because these fees are paid out of the Fund's Class A shares assets on an ongoing basis, over time they will increase the cost of an investment in Class A shares, and the Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plan, the Fund is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund's Class A shares.

The Distributor is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Certain Expenses. In addition to the investment advisory fees, the Fund pay all expenses not assumed by the Adviser, which may include, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

INVESTING IN THE FUND

Class of Shares. The Fund currently offers two classes of shares - Class A shares and an Institutional Class. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structure and allows you to choose the class that best meets your situation. When you purchase shares of the Fund, you must choose a share class. Factors you should consider in choosing a class of shares include:

• how long you expect to own the shares;

• how much you intend to invest; and

• total expenses associated with owning shares of each class.

With certain exceptions, the Institutional Class shares are typically offered only to those investors that purchase at least the prescribed minimum amount of the Fund. Institutional Class shares are offered directly, via the Fund’s transfer agent or through financial intermediaries. Such intermediaries may seek payment from the Fund or its service providers for the provision of distribution, administrative and/or shareholder retention services. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

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Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. You may transfer between classes of the Fund if you meet the minimum investment requirements for the class into which you would like to transfer. Transfers between classes of the Fund are generally not considered a taxable transaction.

In general, the Fund is available only to U.S. citizens or residents.

Payments to Financial Intermediaries and Other Arrangements. The Adviser and/or its affiliates may also make payments for distribution and/or shareholder servicing activities from out of their own resources. The Adviser may also make payments for marketing, promotional or related expenses to financial intermediaries. The amount of these payments is determined by the Adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” In some circumstances, such payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or offer shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Networking, Sub-Accounting and Administrative Fees. Certain financial intermediaries may contract with the Fund, or their designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Fund. In consideration for providing these services, the financial intermediaries will receive compensation, which is typically paid by the Fund. Any such payment by the Fund to a financial intermediary for networking, recordkeeping, sub-accounting and/or administrative services are in addition to any 12b-1 related services provided to shareholders. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Minimum Initial Investment. The Fund’s shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum investment for the Class A shares is $1,000 for each account. The minimum investment for the Institutional Class is $100,000. The Fund may, in the Adviser’s sole discretion, accept accounts with less than the minimum investment. Additionally, the minimum initial investment requirement may be waived or reduced for wrap programs and certain qualified retirement plans (excluding IRAs) sponsored by financial service firms that have entered into appropriate arrangements with the Fund or otherwise by the Adviser in its sole discretion.

Pricing of Shares. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received by the Fund’s transfer agent, authorized broker or, if applicable, a broker’s authorized designee in good form. An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount. A share class’ net asset value is calculated by dividing the value of a share class’ total assets, less liabilities (including shares class expenses, which are accrued daily), by the total number of outstanding shares of each share class. The net asset value per share class is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate share class’ net asset value on business holidays when the NYSE is closed.

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

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Pursuant to policies adopted by the Trustees, the Adviser is responsible for notifying the Board of Trustees (or the Trust’s Fair Value Committee (“Fair Value Committee”)) when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using the Fund’s normal pricing procedures. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. The Trustees monitor and evaluate the Fund’s use of fair value pricing.

Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the Securities and Exchange Commission (“SEC”) or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Opening a New Account. To open an account with the Fund, take the following steps:

1.      Complete an Account Application. Be sure to indicate the type of account you wish to open, the amount of money you wish to invest, and which class of shares you wish to purchase. If you do not indicate which class you wish to purchase, your purchase will be invested in Class A shares. The application must contain your name, date of birth, address, and Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

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2.      Write a check or prepare a money order from a U.S. financial institution and payable in U.S. dollars. For regular mail orders, mail your completed application along with your check or money order made payable to the applicable Fund:

Della Parola Risk Optimized Equity Fund
c/o M3Sixty Administration, LLC
4520 Main St., Suite 1425
Kansas City, MO 64111

If checks are returned due to insufficient funds or other reasons, the purchase order will not be accepted. The Fund will charge the prospective investor a $20 fee for cancelled checks and may redeem Shares of the Fund already owned by the prospective investor or another identically registered account for such fee. The prospective investor will also be responsible for any losses or expenses incurred by the Fund or the Administrator in connection with any cancelled check.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call 877.244.6235 for instructions.

Additional Investments. You may add to your account by mail or wire at any time by purchasing shares at the then current public offering price. There is no subsequent investment minimum. Before adding funds by bank wire, please call the Fund at 877.244.6235 and follow the above directions for bank wire purchases. Please note that in most circumstances, there will be a bank charge for wire purchases. Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment. The Fund may, at the Adviser’s sole discretion, accept additional investments for less than the minimum additional investment.

Automatic Investment Plan. Shareholders who have met the Fund’s minimum investment criteria may participate in the Fund’s automatic investment plans. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in Class A shares or Institutional Class shares through automatic charges to shareholders’ checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder’s checking account for the amount specified, which will automatically be invested in the type of shares that the shareholder holds in his or her account (Class A shares or Institutional Class shares), at the public offering price. The shareholder may change the amount of the investment or discontinue the plan at any time by notifying the Fund in writing.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund are required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor’s driver’s license or other identifying documents. An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information. In addition, if after opening the investor’s account, the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor. If the Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed. In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment. The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

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Other Information. In connection with all purchases of Fund shares, we observe the following policies and procedures:

·
We price direct purchases based on the next public offering price (net asset value) computed after your order is received. Direct purchase orders received by The Administrator as the Fund’s transfer agent by the close of the regular session of the NYSE (generally 4:00 p.m., Eastern time) are confirmed at that day's public offering price. Purchase orders received by dealers prior to the close of the regular session of the NYSE on any business day and transmitted to The Administrator on that day are confirmed at the public offering price determined as of the close of the regular session of trading on the NYSE on that day.

·	We do not accept third party checks for any investments.
·	We may open accounts for less than the minimum investment or change minimum investment requirements at any time.
·	We may refuse to accept any purchase request for any reason or no reason.
·	We mail you confirmations of all your purchases or redemptions of Fund shares.
·	Certificates representing shares are not issued.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services, or receipt at the Fund’s post office box, of purchase orders or redemption requests does not constitute receipt by the Fund.

Choosing a Share Class. The Fund offers two classes of shares (Class A shares and Institutional Class shares). Class A shares are available for purchase by all investors. Institutional Class shares are available only to institutional investors and certain broker dealers and financial institutions that have entered into appropriate arrangements with the Fund. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to sales loads and ongoing expenses.

Each investor’s considerations are different. You should speak with your financial representative or broker-dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

Class A Shares. Class A shares are sold at net asset value plus an initial sales load. The sales load is deducted from the amount you invest. The sales load for Class A shares is reduced for purchases of $100,000 or more, as shown in the chart below.

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	Sales load as a % of:		Dealer Reallowance as % of Public Offering Price*
Amount of Investment	Public Offering Price*	Net Amount Invested
Less than $50,000	2.50%	2.__%	2.__%
$50,000 but less than $100,000	_.__%	_.__%	_.__%
$100,000 but less than $250,000	_.__%	_.__%	_.__%
$250,000 but less than $500,000	_.__%	_.__%	_.__%
$500,000 but less than $1 million	_.__%	_.__%	_.__%
$1 million or more	0.00%**	0.00%**	See below

*
“Public Offering Price” is the net asset value at the time of purchase plus the front-end sales load. In general, the broker-dealer reallowance on sales of Class A shares will equal the amount of the Sales Load as a % of Public Offering Price described in this table.

**	No sales load is paid at the time of purchase for investments of $1 million or more.

Class A shares are also subject to an annual 12b-1 fee of up to 0.25% of the Fund’s average daily net assets allocable to Class A shares.

Broker-Dealer Reallowances and Commissions. The broker-dealer reallowance for purchases of Class A shares under $1 million is described in the chart above. For initial purchases of Class A shares of a Fund of $1 million or more, a broker-dealer’s commission (equal to 1.00% of such purchases over $1 million) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months.

Under certain circumstances, the Distributor may increase or decrease the reallowance to broker-dealers. The Distributor receives that portion of the initial sales load which is not reallowed to the brokers who sell shares of the Fund. The Distributor retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

Reduced Sales Loads. Front-end sales loads on purchases of Class A shares may be reduced under the “Right of Accumulation” or under a “Letter of Intent.” To receive a reduced sales load, you must inform your broker-dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your broker-dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

You may use the “Right of Accumulation” to reduce your sales load. Under the “Right of Accumulation,” you may combine the current net asset value of your existing Class A shares with the amount of any current purchases in the Fund Investor in order to take advantage of the reduced sales loads in the table above.

Purchases made pursuant to a “Letter of Intent” may also be eligible for the reduced sales loads. In a Letter of Intent, the investor expresses his or her intention, in writing, to invest a certain amount over a specified period of time. The Fund will then apply to each of the investor’s periodic investments the reduced sales load that would apply to the total amount stated in the Letter of Intent. The minimum initial investment under a Letter of Intent is $50,000. If not stated otherwise in the Letter of Intent, the amount of shares you purchase in the Fund during the thirteen (13) months following the signing of the Letter of Intent qualify for the reduced sales load. The reduced sales load will not apply to purchases in the Fund made more than 90 days prior to the signing of the Letter of Intent. During the term of your Letter of Intent, the Transfer Agent will hold in escrow shares representing the highest applicable sales load for the Fund each time you make a purchase. Any shares you redeem during that period will count against your total amount stated in your Letter of Intent. If, by the end of the term of the Letter of Intent, you have purchased all the shares you committed to purchase in the Letter of Intent, the escrowed shares will be released to you. If you have not purchased all the shares you committed to purchase in the Letter of Intent, your escrowed shares will be redeemed in an amount equal to the sales load that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that sales load would be released to you.

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Shareholders may include the value of certain related accounts, including accounts held by their spouse and children under the age of 21, family trust accounts of the investor and other accounts held by the investor to determine the applicable sales load and for purposes of the Right of Accumulation and Letter of Intent privileges. These privileges apply even if your related accounts are opened at different brokerage firms, so it is important to let your broker-dealer(s) or the Transfer Agent know about all your accounts that may be combined. To verify eligibility for a reduced sales load, your broker-dealer or the Fund may require that you submit copies of account statements to substantiate requests for Right of Accumulation and Letter of Intent privileges.

In addition to the Right of Accumulation and Letters of Intent, Class A shares are offered at net asset value without a sales load to the following types of investors: trustees and officers of the Fund, clients of the Adviser, employees of the Adviser (and members of their immediate families) and the Adviser and certain service providers of the Fund. As explained above, there also is no sales load at the time of purchase on investments of $1 million or more in the Fund.

Institutional Class shares. Institutional Class shares of the Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Institutional Class shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund. These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

Additional Information about Sales Charges. Information regarding the Fund's sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the Fund's website since the Fund's website contains limited information. Further information is available by calling the Fund at (877) 244-6235.

Verification of Shareholder Transaction Statements. You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-Receipt of Purchase Wire/Insufficient Funds Policy. The Fund reserves the right to cancel a purchase if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. The Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

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EXCHANGING SHARES

Shares of any class of the Fund generally may be exchanged for shares of the same class of any other Fund within the Trust managed by the Adviser. You may make exchanges only between identically registered accounts (name(s), address, and TIN).

If an exchange results in opening a new account, you are subject to the applicable minimum investment requirement. All exchanges also are subject to the eligibility requirements of the Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. The Fund may also discontinue or modify the exchange privilege on a prospective basis at any time upon notice to shareholders in accordance with applicable law. For federal income tax purposes, an exchange of Fund shares for shares of another Fund is treated as a sale on which gain or loss may be recognized.

If a shareholder no longer meets the eligibility requirements for the shareholder’s current share class, the Fund may, upon notice to the shareholder, convert the shareholder into a share class of the same Fund for which the shareholder is eligible.

Through Your Broker or other Financial Professional
Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to exchange shares. Your broker or financial professional may charge you for its services.

By Mail
Write a letter to request an exchange specifying the name of the fund from which you are exchanging, the registered account name(s) and address, the account number, the dollar amount or number of shares to be exchanged and the fund into which you are exchanging.

The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

Mail your request to:

Della Parola Risk Optimized Equity Fund
c/o M3Sixty Administration, LLC
4520 Main St., Suite 1425
Kansas City, MO 64111

By Telephone
If you have authorized this service, you may exchange by telephone by calling 877.244.6235.

If you make a telephone exchange request, you must furnish the name of the fund from which you are exchanging, the name and address of record of the registered owner, the account number and TIN, the dollar amount or number of shares to be exchanged, the fund into which you are exchanging, and the name of the person making the request.”

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REDEEMING SHARES

Regular Mail Redemptions. Regular mail redemption requests should identify the name of the applicable Fund(s) and be addressed to:

Della Parola Risk Optimized Equity Fund
c/o M3Sixty Administration, LLC
4520 Main St., Suite 1425
Kansas City, MO 64111

Regular mail redemption requests should include the following:

(1)            Your letter of instruction specifying the Fund, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)            Any required signature guarantees (see “Medallion Signature Guarantees” below); and

(3)            Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 10 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by calling 877.244.6235. The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# (816) 817-3267). The confirmation instructions must include the following:

(1)	Name of Fund;
(2)	Shareholder name(s) and account number;
(3)	Number of shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption funds to the shareholder; and
(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to ensure instructions are genuine.

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Minimum Account Size. Due to the relatively high cost of maintaining small accounts, the Fund reserve the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above). The Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a thirty (30) day cure period then the Fund may, at its discretion, liquidate the account.

Redemptions In Kind. The Fund does not intend, under normal circumstances, to redeem shares by payment in kind. However, the Fund reserve the right to meet redemption requests by payment in kind where it believes it is in the best interest of the Fund and the remaining shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold.

Medallion Signature Guarantees. To protect your account and the Fund from fraud, Medallion Signature Guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Medallion Signature Guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Medallion Signature Guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemption Fees. The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption fee charged by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. The Fund reserves the right to impose or change redemption fees. If redemption fees are imposed in the future, the Fund reserves the right to waive such redemption fees.

Note: The Fund have the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE or exchange is restricted; or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.

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ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Purchases and Redemptions through Securities Firms. The Fund have authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the purchase order or receives the redemption order. Orders will be priced at the next calculation of the Fund’s net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent. The Fund is not responsible for ensuring that a broker carries out its obligations. You should look to the broker through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

Telephone Purchases by Securities Firms. Brokerage firms that are Financial Industry Regulatory Authority, Inc. (“FINRA”) members may telephone the Administrator at 877.244.6235 and buy shares for investors who have investments in the Fund through the brokerage firm’s account with the Fund. By electing telephone purchase privileges, FINRA member firms, on behalf of themselves and their clients, agree that neither the Fund nor the Administrator shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Fund and their agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the FINRA member firms may bear the risk of any loss in the event of such a transaction. However, if the Administrator fails to follow these established procedures, it may be liable. The Fund may modify or terminate these telephone privileges at any time.

Disruptive Trading and Market Timing. The Fund is not intended for or suitable for market timers, and market timers are discouraged from becoming investors. The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts is subject to modification or limitation if the Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading (“Disruptive Trading”) which can have harmful effects for other shareholders. These risks and harmful effects include:

•
an adverse effect on portfolio management, as determined by the Adviser in its sole discretion, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and

•	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

In an effort to protect shareholders from Disruptive Trading, the Board of Trustees has approved certain market timing policies and procedures. Under these market timing policies and procedures, the Fund may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading. In general, the Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading. A “roundtrip transaction” is one where a shareholder buys and then sells, or sells and then buys, shares within 30 days. While there is no specific limit on roundtrip transactions, the Fund reserves the right to (i) refuse any purchase order; and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where the Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in the Fund within any rolling 30-day period.

In determining the frequency of roundtrip transactions, the Fund does not include purchases pursuant to dollar cost averaging or other similar programs, and the Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions, and transactions initiated by a plan sponsor. The Fund will calculate roundtrip transactions at the shareholder level, and may contact a shareholder to request an explanation of any activity that the Fund suspects as Disruptive Trading.

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Notwithstanding the foregoing, the Fund may also take action if a shareholder’s trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by the Fund, even if applicable shares are held longer than 30 days. In addition, the Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement. The Fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

OTHER IMPORTANT INFORMATION

Distributions. The Fund distributes its net investment income and net realized long and short-term capital gains to its shareholders at least annually, usually in December. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares (or fractions thereof) of the Fund.

Federal Taxes

Summary. The following information is a general summary of U.S. federal income tax consequences of investments in the Fund for U.S. person only, which include (i) U.S. citizens or residents, (ii) corporations organized in the United States or under the law of the United States or any state, (iii) an estate whose income is subject to U.S. federal income taxation of its source; or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. If an entity treated as a partnership for U.S. federal income tax purposes is a beneficial owner of Fund shares, the tax partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences regarding treatment of your investment in the Fund.

This discussion is based on the assumption that the Fund will qualify under Subchapter M of the Code as a regulated investment company. The Fund expects to distribute substantially all of its ordinary income and net capital gain (in excess of any capital loss carryovers) to its shareholders every year. In turn, shareholders will be taxed on distributions they receive, unless the shares are held by certain types of tax-exempt organizations or through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), in which event amounts withdrawn from those accounts may be subject to federal income tax at rates that apply to ordinary income.

A shareholder subject to U.S. federal income tax will be subject to tax on Fund income dividends and capital gain distributions whether they are paid in cash or reinvested in additional Fund shares. For Federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains. Such dividends and distributions also may be subject to state or local taxes.

Income Dividends and Capital Gains. Fund income dividends (e.g., distributions of investment income) are generally taxable to shareholders as ordinary income. Some distributions received from the Fund by an individual shareholder may qualify as qualified dividend income subject to federal income tax at maximum federal rates applicable to long-term capital gains. Federal taxes on Fund distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares.

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Distributions of gains from investments that the Fund owned for more than one year generally will be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less are short-term capital gains and generally will be taxable as ordinary income. The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest and certain capital gains earned from its foreign security investments. You may qualify for an offsetting tax credit or tax deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements. See your tax adviser for further information.

Fund dividends and distributions are taxable to a shareholder even if they are paid from income or gains earned by the Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of the Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution. While in effect a return of capital to you, the distribution is still taxable even though you did not participate in these gains. You can avoid this, if you choose, by investing soon after the Fund has made a distribution.

Gain or Loss from the Sale or Redemption of Fund Shares. Shareholders of the Fund will recognize taxable gain or loss on a sale, exchange or redemption of shares of the Fund, based on the difference between the shareholder’s adjusted tax basis in the shares disposed of and the amount received for them. Generally, this gain or loss will be long-term if the shareholder’s holding period for the shares disposed of exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other substantially identical shares of the Fund or other substantially identical security within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Cost Basis Reporting. The Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders (other than shareholders who hold their shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account) the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after such date. If a shareholder does not make a timely election among the available IRS-accepted cost basis methods, the Fund will use a default cost basis method for the shareholder. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situations.

Non-U.S. Persons. Non-U.S. persons that are considering the purchase of Fund shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of the shares.

Annual Notifications. Each year, the Fund will notify shareholders of the tax status of dividends and distributions. For more information, see the SAI under “TAXES.”

FINANCIAL HIGHLIGHTS

Because the Fund recently commenced operations, there are no financial highlights available at this time.

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FOR MORE INFORMATION

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders, when issued. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund sends only one report to a household if more than one account has the same address. Contact the Administrator if you do not want this policy to apply to you.

A SAI about the Fund has been filed with the Securities and Exchange Commission. The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Fund.

To request a free copy of the SAI, the Fund’s annual and semi-annual reports and other information about the Fund, or to make inquiries about the Fund, write the Fund at Della Parola Risk Optimized Equity Fund, c/o M3Sixty Administration, LLC, 4520 Main St., Suite 1425, Kansas City, MO 64111 or call the Fund at 877.244.6235.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-23089

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The information in this Statement of Additional Information is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated November 23, 2016

Della Parola Capital Management, LLC

4520 Main Street, Suite 1425
Kansas City, MO 64111

STATEMENT OF ADDITIONAL INFORMATION

February __, 2017

Della Parola Risk Optimized Equity Fund
Class A Shares (Ticker Symbol: _____)
Institutional Class Shares (Ticker Symbol: _____)

a series of
M3Sixty Funds Trust

Della Parola Risk Optimized Equity Fund, managed by Della Parola Capital Management, LLC, is a series of M3Sixty Funds Trust, an open-end management investment company registered with the Securities and Exchange Commission (“SEC”) as required by the Investment Company Act of 1940, as amended.

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the Fund’s prospectus dated February __, 2017,, as the same may be amended from time to time. Copies of the Prospectus may be obtained, without charge, by calling the Fund at 877.244.6235 or writing to the Fund at the following address:

M3Sixty Funds Trust
c/o M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DELLA PAROLA RISK OPTIMIZED EQUITY FUND

TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RISKS	1
General Investment Risks	1
Common Stocks	1
Equity Investments	1
Investments in Small-Cap Companies	1
Borrowing	5
Real Estate Securities	5
Government Securities	5
Fixed Income Securities	6
Money Market Instrument s	6
Repurchase Agreements	6
Illiquid Investments	6
Forward Commitment & When-Issued Securities	7
Lending of Portfolio Securities	7
Warrants and Rights	7
Temporary Defensive Positions	8
INVESTMENT RESTRICTIONS	8
Fundamental Restrictions	8
PORTFOLIO TRANSACTIONS AND BROKERAGE	9
Brokerage Services	9
Portfolio Turnover	10
PORTFOLIO HOLDINGS DISCLOSURE	10
DESCRIPTION OF THE TRUST	13
BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS	13
Trustees and Officers	13
Board Structure	16
Qualification of Trustees	17
Trustee Standing Committees	17
Fair Value Committee	18
Trustees’ Ownership of Fund Shares	18
Compensation	18
Control Persons and Principal Holders of Securities.	19
EXPENSES	19
MANAGEMENT AND ADMINISTRATION	19
Investment Adviser	19
Portfolio Managers	20
Administrator and Transfer Agent	21
Distributor	21
Custodian	22
Independent Registered Public Accounting Firm	22
Legal Counsel	22
CODE OF ETHICS	22

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PROXY VOTING POLICIES	22
PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES	23
Purchases	23
Pricing of Orders	23
Regular Accounts	23
Purchases in Kind	23
Share Certificates	23
Redemptions	23
Suspension of Redemption Privileges and Postponement of Payment	23
Involuntary Redemptions	24
Additional Information	24
Reduced Sales Loads.	24
Transfer of Registration	25
Mailing Shareholder Communications	25
Plan under Rule 12b-1..	25
Dealers	25
Additional Information About Redemptions	25
NET ASSET VALUE	26
TAXES	27
General Policies	27
Taxation of the Fund	28
Taxation of Fund Distributions	30
Sale or Redemption of Shares	31
Special Tax Considerations	31
Non-U.S. Taxes	31
Securities Issued or Purchased at a Discount	31
Backup Withholding	32
Cost Basis Reporting	32
Reportable Transactions	32
Foreign Accounts	32
Other Tax Matters	33
PERFORMANCE INFORMATION	33
Yield and Total Return	33
APPENDIX A – DESCRIPTION OF RATINGS	35
APPENDIX B – PROXY VOTING POLICIES	39

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INVESTMENT OBJECTIVES, POLICIES AND RISKS

M3Sixty Funds Trust (the “Trust”) was organized on May 29, 2015 as a Delaware statutory trust. Prior to August 17, 2016, M3Sixty Funds Trust was known as M3Sixty Manager of Managers Trust. Della Parola Risk Optimized Equity Fund (the “Fund”) is an open-end management investment company and a separate series of the Trust. The Prospectus describes the Fund’s investment objectives and principal investment strategies, as well as the principal investment risks of the Fund.

The Fund’s investment adviser is Della Parola Capital Management, LLC(the “Adviser”). The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified. The Fund is classified as non-diversified.

The Fund’s principal investment objectives and strategies are discussed in the Prospectus under the headings “Summary Section” and “More About the Fund’s Objectives and Investment Policies.” In order to achieve its investment objective, the Fund generally makes investments of the sort described in the Prospectus. The Fund may also invest in certain types of securities, or engage in certain investment activities, as generally discussed below. In addition, the Fund may be subject to additional risks in connection with its investments in such securities or as a result of the Fund’s investment strategies or activities. The following is not meant to be an exclusive list of all the securities and instruments in which the Fund may invest, the investment strategies or activities in which it may engage, or the risks associated with both. The Fund may invest in instruments and securities and engage in strategies or activities other than those listed below, and may be subject to risks that are not described here. The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund. Attached to this Statement of Additional Information (the “SAI”) is Appendix A, which contains descriptions of the rating symbols used by recognized statistical rating organizations for certain securities in which the Fund may invest.

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment program will be successful. Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Prospectus and this SAI.

Common Stocks. The Fund may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Fund may also invest in warrants and rights related to common stocks.

Equity Investments. The Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Investments in Small-Cap Companies. The Fund may invest a portion of its assets in securities of companies with small market capitalizations. Certain small-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies tend to be very volatile and speculative. Small-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, the Fund’s investments in small-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company than for securities of a large company. Therefore, investments in small-cap companies may be less liquid and subject to significant price declines that result in losses for the Fund.

Derivative Instruments. The Fund may (but is not required to) use a variety of derivative instruments (including both long and short positions) in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio, to add leverage to the portfolio and/or to obtain market exposure with reduced transaction costs.

Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indices and other assets. Examples of derivatives and information about some types of derivatives and risks associated therewith follows. The derivatives market is continually evolving and the Fund may invest in derivatives other than those described below.

The value of some derivative instruments in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to utilize these instruments successfully may depend in part upon their ability to forecast interest rates and other economic factors correctly. If the Fund incorrectly forecast such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could suffer losses.

The Fund might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If the Fund incorrectly forecast interest rates, market values or other economic factors in utilizing a derivatives strategy, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund are required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. The Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by shareholders.

Federal legislation has been recently enacted in the U.S. that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade that have been designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”). No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on their initial and variation margin deposits.

The Fund will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Fund may purchase exchange-traded call and put options on futures contracts and sell exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price at any time before the option expires.

The Fund may sell options on futures contracts that are “covered.” The Fund will be considered “covered” with respect to a put option it has sold if, so long as it is obligated as seller of the put, the Fund segregate with its custodian cash, U.S. government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has sold (less any related margin deposited with the futures broker). The Fund will be considered “covered” with respect to a call option it has sold on a debt security future if, so long as it is obligated as a seller of the call, the Fund owns a security deliverable under the futures contract. The Fund will be considered “covered” with respect to a call option it has sold on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the seller of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the seller of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the seller of the option will be debited to its account and must be immediately paid by the seller. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If the Fund sells options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but that will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging the Fund’s portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging the Fund’ portfolio against a market advance when the Fund is fully invested.

The selling of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund’ holdings of securities. The selling of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for selling the put.

Hedging. The Fund may engage in an ongoing hedging strategy. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Fund may enter into these transactions: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, (c) to manage the duration of a portfolio’s fixed income investments, or (d) to enhance returns.

Hedging activity in the Fund may involve the use of derivatives including, but not limited to entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures. The Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer.

A notice on behalf of the Trust has been filed with the National Futures Association claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Trust's operation. Accordingly, the Fund is not subject to registration or regulation as a commodity pool operator.

Borrowing. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Real Estate Securities. The Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes interest rates.

Government Securities. The Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g. GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund’s shares.

Fixed Income Securities. The Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline. Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount. It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Money Market Instruments. The Fund may invest in money market instruments including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund. Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund acquire a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Maturities of Commercial Paper generally range from 2 to 270 days and are usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch, or if not rated, of equivalent quality in the Adviser’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which the Fund engage will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.

Illiquid Investments. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (“Trustees”), the Adviser determines the liquidity of the Fund’s investments, and through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund’s investments, the Adviser may consider various factors including (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, the Fund may take appropriate steps to protect the Fund’s liquidity as deemed necessary or advisable by the Fund. The Fund, through the Fair Value Committee, values illiquid securities using its fair value procedures (described below) but there can be no assurance that (i) the Fund will determine fair value for a private investment accurately; (ii) that the Fund will be able to sell private securities for the fair value determined by the Fund; or (iii) that the Fund will be able to sell such securities at all. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Forward Commitment & When-Issued Securities. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Trustees. In determining whether the Fund will lend securities, the Adviser will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Warrants and Rights. The Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

INVESTMENT RESTRICTIONS

Fundamental Restrictions. The following is a description of fundamental policies of the Fund that may not be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 per centum or more of the voting securities present at such meeting, if the holders of more than 50 per centum of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of such company, whichever is less. The other restrictions set forth below, as well as the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI and not designated as fundamental, is not fundamental policies and may be changed by the Board. The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. For purposes of the fundamental and non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may not:

(1)            Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be directly invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding obligations issued or guaranteed by the U.S. Government or any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions);

(2)            Borrow money, except to the extent permitted under the 1940 Act (see “Borrowing” above);

(3)            Make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

(4)            Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(5)            Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(6)            Purchase or sell physical commodities, except that the Fund may purchase and financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes; and

(7)            Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. See “Borrowing” above.

For the purposes of restriction (1) above, industry classifications are determined for the Fund in accordance with the industry or sub-industry classifications established by the Global Industry Classification Standard (GICS). The Fund may use other classification titles, standards and systems from time to time, as it determines to be in the best interests of shareholders. These classifications are not fundamental policies of the Fund. The Fund may use other classification titles, standards and systems from time to time. The Fund may invest in underlying funds or ETFs that may concentrate their assets in one or more industries. The Fund may consider the investments of the underlying funds and ETFs in which it invests in determining compliance with this fundamental restriction.

In addition, it is contrary to the Fund’s present policies, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s total assets (based on then-current value) would then be invested in such securities. For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment decisions for the Fund are made with a view to achieving their investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable. The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

Brokerage Services. The Adviser places orders for the purchase and sale of portfolio securities for the Fund through several brokers or dealers. The Adviser conducts a thorough analysis, based on its policies and procedures, to determine the broker or dealer to be used and the commission rates to be paid. The factors involved in the broker or dealer selection include transaction costs and service level.

The commissions paid by the Fund comply with the Adviser’s duty to obtain “best execution.” The Fund may pay commissions that are higher than that which they could obtain at another financial institution to effect the same transaction. The Adviser conducts an analysis and makes a determination as to the reasonableness of commissions in relation to the value of the brokerage received. In seeking best execution, the determinative factor is not the lowest possible cost, but whether the transaction represents the best qualitative execution, taking into consideration the full range of services, including without limitation, execution capability, commission rates, and responsiveness. The Adviser seeks competitive rates but may not obtain the lowest possible commission rates for Fund transactions. Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

Subject to the Adviser’s policy of seeking best execution for transactions, the Adviser may place trades with a broker-dealer. Brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, brokerage services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these brokerage products and services may be necessarily useful and of value to the Adviser in managing such other clients.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

Portfolio Turnover. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of a Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable a Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and a Fund may engage in short-term trading to achieve its investment objectives.

PORTFOLIO HOLDINGS DISCLOSURE

This Policy sets forth the conditions under which Portfolio Holdings data for the Trust on behalf of the Fund may be disclosed to Third Parties (which may include the public) and Service Providers. No data about the Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Fund: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Trust, or an officer of the Fund.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

Policy Overview

The Board has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Portfolio Holdings. These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Fund from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Della Parola Capital Management, LLC(Adviser)	Daily	None	Daily	Daily
M3Sixty Administration, LLC (Administrator)	Daily	None	Daily	Daily
_____ (Custodian)	Daily	None	Daily	Daily
__________________ (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Graydon Head & Ritchey LLP (Trust Counsel and Independent Trustee Counsel)	As needed	None	As needed	As needed
Broadridge (Proxy Voting Agent)	Daily	None	As needed	As needed
Factset	Daily	None	Daily	Daily
Advent	Daily	None	Daily	Daily
Morningstar	Daily	None	Daily	Daily

Only officers of the Fund and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of a Fund’s Portfolio Holdings. Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of a Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis. In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received. Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of a Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers. In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided. As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose. Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy. As part of this responsibility, the Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

The disclosure policy currently authorizes the quarterly dissemination of full portfolio holdings of the Fund with a thirty (30) calendar day lag. Except as set forth in this Policy, the full holdings of the Fund will also be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to third Parties for the most recent month-end period and only after a thirty (30) calendar day delay from the end of the month being provided. These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

•	Disclosures that are required by law;
•	Disclosures necessary for Service Providers (defined above);
•	Disclosure necessary for Rating Agencies to assess applicable fund ratings;
•	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities;
•	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel; or
•	Disclosures to the adviser of the Fund of compiled data concerning accounts managed by the adviser.

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on May 29, 2015 is an open-end management investment company. The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Fund offers Class A shares and Institutional Class shares. The number of shares in the Trust shall be unlimited. The Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date. When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non‑assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which mean that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) any time by action of a majority of the Trustees at a duly constituted meeting; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold an annual shareholders’ meeting unless required by law. There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act. As set forth in the Trust’s By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4520 Main Street, Suite 1425, Kansas City, Missouri 64111.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Kelley J. Brennan - 1942	Trustee	2015	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm)(1981-2002)	3	PNC Funds (30 Portfolios) PNC Advantage Fund (3 Portfolios) PNC Alternative Strategies Fund LLC (1 Portfolio)
Steven D. Poppen – 1968	Trustee	2015	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization)(1998 to present)	3	None
Tobias Caldwell - 1967	Trustee	2016	Managing member, Bear Properties, LLC (2006 - present) (real estate firm); Managing member, PTL Real Estate, LLC (2000 – present) (real estate/investment firm); Managing member, Genovese Family Enterprises, LLC (1999 – present) (family office).	3	Strategy Shares (2016 to present) (4 funds); Mutual Fund & Variable Insurance Trust (2010-present) (9 funds); Mutual Fund Series Trust, comprised of 40 funds (2006-present)

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Interested Trustee*
Randall K. Linscott - 1971	President	Since 2015	Chief Executive Officer, M3Sixty Administration, LLC (2013–present); President, 360 Funds (2013 – present); Chief Operating Officer, M3Sixty Administration LLC (2011–2013); Managing Member, M3Sixty Holdings, LLC, (2011-present); Division Vice President, Boston Financial Data Services, (2005–2011).	3	360 Funds (13 portfolios)
Officers
András P. Teleki - 1971	Chief Compliance Officer and Secretary	Since 2016
Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, M3Sixty Distributors, LLC, M3Sixty Advisors, LLC and Matrix Capital Group, Inc. (2015–present); Chief Compliance Officer and Secretary, 360 Funds (2015–present); Chief Compliance Officer and Secretary, WP Trust (2015 to present); Secretary, Monteagle Funds (2015–2016); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015–2016); Partner, K&L Gates, (2009–2015).
				N/A	N/A
Larry E. Beaver, Jr. - 1969	Treasurer	Since 2015
Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005–present); Treasurer, WP Trust (2016-present); Treasurer, Capital Management Investment Trust (2013-present) Treasurer, 360 Funds (2005-present; Treasurer, Amidex Funds, Inc. (2003 to present); Treasurer, Monteagle Funds (2013-2016).
				N/A	N/A

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Brandon J. Byrd - 1981	Assistant Secretary and AML Officer	Since 2015
Chief Operating Officer, M3Sixty Administration LLC (2012–present); Chief Operations Officer, Matrix Capital Group, Inc. (2015 – present); Assistant Secretary and Assistant Treasurer, WP Trust (2016-present); Assistant Secretary and AML Compliance Officer, 360 Funds (2013-present); Assistant Secretary and AML Compliance Officer, Monteagle Funds (2013-2016); Assistant Secretary and AML Compliance Officer, Division Manager – Client Service Officer, Boston Financial Data Services (mutual fund service provider) (2010–2012).
				N/A	N/A
Ted Akins - 1974	Assistant Treasurer	Since 2015
Director, Transfer Agency and Mutual Fund Operations, M3Sixty Administration, LLC (2012–present); Assistant Treasurer, 360 Funds (2013-present); Assistant Treasurer, WP Trust (2013-present); Senior Client Service Advisor, Boston Financial Data Services, (1999–2012).
				N/A	N/A
Jeremiah Hierseman – 1975	Assistant Treasurer	Since 2015
Fund Accounting Manager, M3Sixty Administration, LLC (2014–present). Assistant Treasurer, 360 Funds (2014-present); Assistant Treasurer, WP Trust (2014-present); Fund Accounting Manager, State Street Bank – Insurance Services Division (2003–2014).
				N/A	N/A

*	The Interested Trustee is an Interested Trustee because he is an officer and Chief Executive Officer of the Administrator.

Board Structure. The Trust’s Board of Trustees includes three independent Trustees and one interested Trustee, Mr. Linscott. Mr. Linscott serves as the Chairman of the Board. The Trustees have determined that the Trust’s current leadership structure is appropriate, as it allows Trust management to communicate with each independent Trustee as and when needed, and permits each independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. With respect to risk oversight, the Board holds quarterly meetings each year to consider and address matters involving the Trust and the Fund. During these meetings, the Board receives reports from the Fund’s administrator, transfer agent and distributor, and Trust management, including the Trust’s President, Mr. Linscott, and the Trust’s Chief Compliance Officer, Mr. Teleki, on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee (discussed in more detail below). The Audit Committee is comprised entirely of independent Trustees.

Qualification of Trustees. The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

Kelley Brennan
For over 35 years, Kelley Brennan worked for PricewaterhouseCoopers LLP, an international accounting firm, including over 20 years as a partner.  During his time with the firm, Kelley provided a variety of services to a diversified array of financial services companies.  He specialized in providing audit and non-audit services to financial products including registered investment companies, private equity funds and commodity pools.  He also has prior investment company board experience serving as a trustee on the  PNC Funds for five years.

Steve Poppen
Mr. Poppen is currently the Executive Vice President and Chief Financial Officer for the Minnesota Vikings professional football team. In his role, Mr. Poppen is responsible for all financial aspects of the team, including business planning, budgeting, day-to-day financial and administrative operations, human resources, facilities, and U.S. Bank Stadium project financing. Prior to joining the Vikings’ organization, Mr. Poppen was a Certified Public Accountant in the business assurance group of PricewaterhouseCoopers LLP. Mr. Poppen currently is a member of the Minnesota State Fair Foundation board of directors and previously held board of director positions with a number of nonprofit organizations.

Tobias Caldwell
Mr. Caldwell is the manager of a real estate investment firm. Mr. Caldwell has served on the board of a mutual fund complex for over ten years, including as chair of the audit committee for many years. Mr. Caldwell’s experience in the real estate and investment industries provide the Board with an additional perspective and understanding of the Fund’s investment strategies.

Randall Linscott
Mr. Linscott has over 20 years’ experience with a wide range of financial services companies, including service at PricewaterhouseCoopers LLP, an international public accounting firm, as well as Boston Financial Data Services, a transfer agency, prior to his role at M3Sixty Administration, LLC and with the Trust.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Trustees have established the following standing committees:

Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent registered public accountants on behalf of all the Trustees. The Audit Committee also serves as the Trust’s qualified legal compliance committee. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

Nominating and Governance Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meeting of the shareholders of the Trust. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast their votes, if called upon by the Board or the Adviser, when a matter with respect to which the Fund are entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.

Fair Value Committee. In addition to the foregoing Committees established by the Board, the Trust has also established a Fair Value Committee. All of the Independent Trustees are members of the Fair Value Committee. The Fair Value Committee oversees the valuation of restricted securities and any other security that may be purchased for the Trust’s portfolio for which a readily available market quotation is not available and implements guidelines and instructions adopted by the Board regarding the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. The Fair Value Committee reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security.

Trustees’ Ownership of Fund Shares. Because the Fund is newly organized, none of the Trustees have any beneficial ownership of Fund shares as of the date of this SAI.

Compensation. Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 per Fund each year plus $200 per Fund per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee	Aggregate Compensation From the Trust*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Independent Trustees
Kelley Brennan	$2,700	N/A	N/A	$2,700
Steve Poppen	$2,700	N/A	N/A	$2,700
Tobias Caldwell	$2,700	N/A	N/A	$2,700
Interested Trustee
Randall K. Linscott	None	None	None	None

*	Figures are estimated for the fiscal period ended December 31, 2017.

Control Persons and Principal Holders of Securities. Because the Fund is newly organized, there are no control persons or principal holders of securities as of the date of this SAI.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

MANAGEMENT AND ADMINISTRATION

Investment Adviser. The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in 2005 and is registered with the SEC as an investment adviser. As of December 31, 2015, the Adviser provided investment advice with respect to over $230 million in assets. The Adviser’s principal address is 215 West Oak Dr., Fort Collins, CO 80521.

The Adviser supervises the Fund’s investments pursuant to an investment advisory agreement with the Trust. Under the Advisory Agreement, the Adviser is to receive a fee from the Fund calculated at the annual rate of 1.00% of the average daily net assets of the Fund. The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

Subject to the Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage, taxes, litigation expenses, fees and expenses of non-interested Trustees and extraordinary expenses.

The Adviser manages the operations of the Fund and manages, or directs the management of, the Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.

Under the Fund’s Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

In addition, the Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 1.50% for the Fund through at least April 30, 2018.

As a result, the Fund’s “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) will be limited as indicated in the Prospectus. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund.

In addition to the management fee described above, the Adviser may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of the Fund’s Advisory Agreement. For a description of these potential benefits, see the description under “Portfolio Transactions And Brokerage Allocation -- Brokerage Selection.”

Portfolio Managers. The portfolio managers are responsible for the day-to-day management of the Fund and are compensated with a base salary, plus a discretionary bonus. The bonus is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit. The bonus is discretionary and is not based specifically on portfolio performance.

As of November 18, 2016, the portfolio managers were responsible for managing the following types of accounts (other than the Fund):

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
David Mascio	0	0	1	$10	40	$45
Hong Miao	0	0	1	$10	0	0
Kenton Zumwalt	0	0	1	$10	0	0

Ownership of Securities. The portfolio managers do not own any shares of the Fund since the Fund are newly available for sale.

Conflicts of Interest. As described above, each portfolio manager provides investment advisory and other services to clients other than the Fund. In addition, each portfolio manager may carry on investment activities for his own account(s) and/or the accounts of family members. Except as described above, none of the portfolio managers beneficially own any equity securities of the Fund. The Fund has no interest in these activities. As a result of the foregoing, each portfolio manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities.

There may be circumstances under which a portfolio manager will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund’s assets that the portfolio manager commits to such investment. There also may be circumstances under which a portfolio manager purchases or sells an investment for the other accounts and does not purchase or sell the same investment for the applicable Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for the other accounts. It is generally each Adviser’s policy that investment decisions for all accounts that a portfolio manager manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the applicable Fund and other accounts. For example, each Adviser has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Adviser. When feasible, the portfolio managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the applicable Fund and the Adviser’s other client accounts.

Administrator and Transfer Agent. M3Sixty Administration, LLC (the “Administrator”), with principal offices at 4520 Main Street, Suite 1425, Kansas City, MO 64111, provides accounting, administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency services for the Trust pursuant to an Investment Company Services Agreement (the “Services Agreement”). Under the Services Agreement, the Administrator is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; (j) maintaining shareholder account records.

Distributor. Shares of the Fund are offered on a continuous basis through Matrix 360 Distributors, LLC (the “Distributor”), located at 4520 Main Street, Suite 1425, Kansas City, MO 64111, as distributor pursuant to a distribution agreement between the Distributor and the Fund. The Distributor is not obligated to sell any specific amount of Fund shares.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act (see “Administration – Distribution of Shares” in the Prospectus and “Purchases, Redemptions and Special Shareholder Services – Additional Information” below). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement. The Plan provides that the Trust’s Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures. The continuation of the Plan must be considered by the Trustees annually.

Potential benefits of the Plan to the Fund include improved shareholder services and savings to the Fund in certain operating expenses. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently investment objectives and to realize economies of scale.

Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of Fund shares, or for other expenses associated with distributing Fund shares. The Fund may expend up to 0.25% for Class A shares of a Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Under ordinary circumstances, the Fund expect sales of Fund shares to involve a payment to broker-dealers; however, certain sales of Fund shares (e.g. sales to: (1) to current and retired officers and Trustees of the Trust; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of the Adviser; to officers and employees of M3Sixty and the Distributor; to persons associated with law firms, consulting firms and others providing services to the Trust; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts; or (2) to investors purchasing amounts of Class A shares greater than $3 million) may be made with or without remitting compensation to any broker-dealer.

Custodian. _______________ serves as custodian for the Fund’s assets. The Custodian acts as the depository for the Fund, safe keeps portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Registered Public Accounting Firm. The Trustees have selected the firm of _______ to serve as independent registered public accountants for the Fund for the current fiscal period and to audit the annual financial statements of the Fund, prepare the Fund’s tax returns, including but not limited to the Fund’s federal, state and excise taxes, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent registered public accountants will audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel. Graydon Head & Ritchey LLP located at 15 West Center Street, Lawrenceburg, IN 47025 serves as legal counsel to the Trust and the independent Trustees.

CODE OF ETHICS

The Trust, the Adviser and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Each code permits the applicable entity’s employees and officers to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the Trust’s, Distributor’s and Adviser’s codes require that portfolio managers and other investment personnel of the Adviser report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES

The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Fund, subject to oversight of the Trustees. Copies of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

Each year the Fund are required to file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (1) without charge, upon request, by calling the Fund at 877.244.6235; and (2) on the SEC’s website at http://www.sec.gov.

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

Purchases. Reference is made to “Purchasing Shares” in the Prospectus for more information concerning how to purchase shares. Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire, and for information regarding telephone orders. Potential investors should also refer to the Prospectus for information regarding the Fund’s Institutional shares, and their respective fees and expenses. The Prospectus also describes the Fund’s automatic investment plan and certain rights reserved by the Fund with respect to orders for Fund shares. The following information supplements the information regarding share purchases in the Prospectus:

Pricing of Orders. Shares of the Fund will be offered and sold on a continuous basis. The purchase price of shares of the Fund is based on the net asset value next determined after the order is received, subject to the order being accepted by the Fund in good form. Net asset value is normally determined at 4:00 p.m. Eastern time, as described under “Net Asset Value” below.

Regular Accounts. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corpora-tions, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in “Investing in the Fund – Pricing of Shares” in the Prospectus.

Share Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund’s share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Redemptions. Reference is made to “Redeeming Shares” in the Prospectus for more information concerning how to redeem shares. Specifically, investors wishing to redeem shares in the Fund should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax or bank wire. The Prospectus also describes the Fund’s policy regarding accounts that fall below the Fund’s required minimums, redemptions in kind, signature guarantees and other information about the Fund’s redemption policies. The following information supplements the information regarding share redemptions in the Prospectus:

Suspension of Redemption Privileges and Postponement of Payment. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the redemptions of shares held for less than 90 days and possible charge for wiring redemption proceeds.

Involuntary Redemptions. In addition to the situations described in the Prospectus under “Redeeming Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

Additional Information. Following is additional information regarding certain services and features related to purchases, redemptions and distribution of Fund shares. Investors who have questions about any of this information should call the Fund at 877.244.6235.

Reduced Sales Loads. Front-end sales loads on purchases of Class A shares may be reduced under the “Right of Accumulation” or under a “Letter of Intent.” To receive a reduced sales load, you must inform your broker-dealer or at the time you purchase shares that you qualify for such a reduction. If you do not let your broker-dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

You may use the “Right of Accumulation” to reduce your sales load. Under the “Right of Accumulation,” you may combine the current net asset value of your existing Class A shares of the Fund with the amount of any current purchases in the Fund in order to take advantage of the reduced sales loads with higher amounts of investment in the Fund.

Purchases made pursuant to a “Letter of Intent” may also be eligible for the reduced sales loads. In a Letter of Intent, the investor expresses his or her intention, in writing, to invest a certain amount over a specified period of time. The Fund will then apply to each of the investor’s periodic investments the reduced sales load that would apply to the total amount stated in the Letter of Intent. The minimum initial investment under a Letter of Intent is $100,000. If not stated otherwise in the Letter of Intent, the amount of shares you purchase in the Fund during the thirteen (13) months following the signing of the Letter of Intent qualify for the reduced sales load. The reduced sales load will not apply to purchases in the Fund made more than 90 days prior to the signing of the Letter of Intent. During the term of your Letter of Intent, the Transfer Agent will hold in escrow shares representing the highest applicable sales load for the Fund each time you make a purchase. Any shares you redeem during that period will count against your total amount stated in your Letter of Intent. If, by the end of the term of the Letter of Intent, you have purchased all the shares you committed to purchase in the Letter of Intent, the escrowed shares will be released to you. If you have not purchased all the shares you committed to purchase in the Letter of Intent, your escrowed shares will be redeemed in an amount equal to the sales load that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that sales load would be released to you.

Shareholders may include the value of certain related accounts, including accounts held by their spouse and children under the age of 21, family trust accounts of the investor and other accounts held by the investor to determine the applicable sales load and for purposes of the Right of Accumulation and Letter of Intent privileges. These privileges apply even if your related accounts are opened at different brokerage firms, so it is important to let your broker-dealer(s) or the Transfer Agent know about all your accounts that may be combined. To verify eligibility for a reduced sales load, your broker-dealer or the Fund may require that you submit copies of account statements to substantiate requests for Right of Accumulation and Letter of Intent privileges.

Class A shares may be sold at net asset value, without a sales charge, to current and retired officers and Trustees of the Trust; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of the Adviser; to officers and employees of M3Sixty and the Distributor; to persons associated with law firms, consulting firms and others providing services to the Trust; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), and (2) to investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and to clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent.  Sales charges generally are waived in the foregoing cases because either (i) there is no sales effort involved in the sale of shares; or (ii) the investor is paying a fee (other than the sales charge) to the broker-dealer or other financial intermediary or adviser involved in the sale.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at M3Sixty Funds Trust, 4520 Main Street, Suite 1425, Kansas City, MO 64111. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading “Redeeming Shares - Signature Guarantees”); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

Mailing Shareholder Communications. Accounts having the same mailing address may consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

Plan under Rule 12b-1. As discussed in the “Management and Administration – Distributor” section above, the Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act for the Fund. Under the Plan, the Fund may pay for services related to the distribution of shares of the Fund with up to 0.25% of the Fund’s assets on an annual basis for Class A shares. The Trustees will take into account the expenditures for purposes of reviewing operations under the Plan and in connection with their annual consideration of renewal of the Plan. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to shares of the Fund; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund; (d) training sales personnel regarding the shares of the Fund; and (e) financing any activity that the Distributor determines is primarily intended to result in the sale of Fund shares. Under the Plan, the Distributor is compensated regardless of its out-of-pocket expenditures. The Fund does not participate in any joint distribution activities with other investment companies nor is the Fund aware of any interested person of the Fund or any director who is not an interested person of having any direct or indirect financial interest in the Plan or related agreements.

Dealers. The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events, to the extent permitted under applicable law and the rules and regulations of the FINRA. None of the aforementioned compensation is paid directly by the Fund or its shareholders although the Distributor may use a portion of the payment it receives under the Distribution Plan to pay these expenses.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the relatively high cost of maintaining small accounts, the Fund reserve the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” in the Prospectus). Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No redemption fee will be imposed with respect to such involuntary redemptions.

The Fund does not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future that would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold.

NET ASSET VALUE

The net asset value and net asset value per share of the Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of shares of the Fund will not be calculated.

In computing the Fund’s net asset value, all liabilities incurred or accrued are deducted from its total assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share of the Fund.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. Values are determined according to accepted accounting practices and all laws and regulations that apply. Using methods approved by the Trustees, the assets of the Fund are valued as follows:

•
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

•
Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date is valued at the mean price.

•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

•	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

•
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

•	Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities.

Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities of the Fund and the allocable portion of any general assets are conclusive. As described in the Prospectus, the Adviser is responsible for notifying the Trustees or the Trust’s Fair Value Committee when it believes that fair value pricing is required for a particular security. The Trust has adopted Fair Value Pricing procedures and instructions that apply to investments by the Fund in restricted securities and warrants (“Restricted Securities”). A description of these procedures and instructions is included in the Prospectus and is incorporated herein by reference. As explained in the Prospectus, because the Fund’s fair valuing of Restricted Securities is a determination of the amount that the owner might reasonably expect to receive for them upon their current sale, the Fund are subject to the risk that the Fund’s fair valued prices are not accurate, and that the fair value price is not reflective of the value the Fund will receive upon a sale of the security.

TAXES

This section provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986 (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, possibly with retroactive effect. The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (or entities treated as corporations for U.S. tax purposes), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, and traders in securities that elect to mark-to-market their securities holdings, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Fund have not requested and will not request an advance ruling from the Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies. In general, it is the Fund’s policies to distribute to its shareholders as “ordinary income dividends” substantially all net investment income, if any, on an annual basis. It is also the Fund’s policies to distribute annually all net realized short term and long-term capital gains, if any, after offsetting any capital loss carryovers as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable as of the close of the Exchange on the record date for each dividend or distribution. Shareholders may elect to re-invest their ordinary income dividends or capital gain distributions, or both. The election may be made at any time by submitting a written request directly to the Fund. In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

Taxation of the Fund. The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must each, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of the Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a regulated investment company may significantly limit the extent to which the Fund may invest in some investments.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future. For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above will be treated as qualifying income. In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii) (a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below). In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying the Fund-level tax and, in the case of diversification failures, disposing of certain assets. If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year - for example, because it was not sufficiently diversified under the applicable Code tests - the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions. In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of net short-term capital losses) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distribute to shareholders on a timely basis. The Fund intend to distribute substantially all of its investment company taxable income and net capital gains, after offsetting any capital loss carryovers, in a taxable year. If the Fund does retain any investment company taxable income, they will be subject to tax at regular corporate rates on the amount retained. However, the Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”). Spill-over dividends are taxed to shareholders in the year in which they are received.

If the Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of the Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of the Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized by the Fund during taxable years beginning on or before December 22, 2010 may be carried forward for up to eight years following the year of the loss. All other capital losses may be carried forward indefinitely until they can be used to offset capital gains. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, future capital gains offset by carried-forward capital losses are generally subject to taxation as ordinary dividends to shareholders if distributed. Accordingly, the Fund does not expect to distribute any capital gains offset by carried-forward capital losses. The Fund cannot carry back or carry forward any net operating losses.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year (taking into account certain deferrals and elections) and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Moreover, the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis).

Taxation of Fund Distributions. For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. The Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual, will be taxed at a maximum federal income tax rate applicable to long-term capital gain (assuming certain holding period requirements are satisfied), which for this purpose is 20%. Dividend income distributed to individual shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and its shareholders. Portions of the Fund’s distributions may be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals generally is 20%. Certain categories of capital gains are taxable at maximum individual federal income tax rates of 25% or 28%. Under IRS guidance released in 2015 effective for tax years beginning after May 31, 2015, if the Fund reports a capital gain dividend in written statements furnished to its shareholders, it must also report in these statements the amounts of the dividend that are subject to these maximum rates applicable to individual shareholders.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Dividends received by corporate shareholders that are reported by the Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations so long as certain holding period requirements are met.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares. The sale or redemption of Fund’s shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Fund’s shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short- term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund or other substantially identical securities are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations. The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Fund.

Non-U.S. Taxes. The Fund that invests in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolios. If at the close of its taxable year more than 50% of the value of the Fund’s total assets consists of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund’s shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code. If the Fund makes the election, the amount of each shareholder’s distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid. A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by the Fund may be subject to certain holding period and other limitations imposed by the Code.

Securities Issued or Purchased at a Discount. The Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Fund to accrue and distribute income not yet received. In addition, payment-in-kind securities will give rise to income which is required to be distributed even though the Fund does not receive an interest payment in cash on the security during the year. In order to generate sufficient cash to make the requisite distributions, an affected Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. An affected Fund may realize gains or losses from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

Backup Withholding. The Fund generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is currently 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the IRS. A shareholder may normally avoid backup withholding by furnishing a properly completed IRS Form W-9. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Cost Basis Reporting. Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and redeemed, exchanged or otherwise sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of fund shares, a fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use their default cost basis method. The cost basis method elected or applied may generally not be changed after the settlement date of a sale of Fund shares. The Fund’s shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of the Fund’s shares will continue to apply to all of the Fund’s shares acquired through December 31, 2011, and which are sold on and after that date.

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Reportable Transactions. If a shareholder recognizes a loss with respect to Fund’s shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not accepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Foreign Accounts. Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. The FATCA withholding tax generally may be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other Tax Matters. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans, as well as investments by other tax exempt investors. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans or by other tax exempt investors and the precise effect that investment in the Fund would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes. Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty) and the potential applicability of the U.S. estate tax.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

PERFORMANCE INFORMATION

Yield and Total Return. The Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

The Fund’s yields will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing the Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of the Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

APPENDIX A – DESCRIPTION OF RATINGS

The Fund may acquire from time to time debt securities as described in the Prospectus and this SAI. The Fund are not restricted with respect to yield, maturity or credit quality of any debt securities, so that the Fund may purchase debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”). The various ratings used by the nationally recognized securities rating organizations (each a “NRSRO”) are described below.

A rating by a NRSRO represents the organization’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S® RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds that are deemed to be Investment‑Grade Debt Securities by the Adviser:

AAA –	This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA –	Debt rated AA differs from AAA issues only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A –
Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher‑rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB –
Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment‑Grade Debt Securities and is regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A‑1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A‑1+. Capacity for timely payment on commercial paper rated A‑2 is satisfactory, but the relative degree of safety is not as high as for issues designated A‑1.

The rating SP‑1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP‑2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTOR SERVICE, INC. The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Adviser:

Aaa –	Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa –	Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A –	Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa –	Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 –	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 –	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 –	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP –	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

U.S. Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 –
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 –	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 –	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG –	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 –
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 –
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 –
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings.

AAA –
Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA –
Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A –
High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB –
Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings.

F1 –	Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 –	Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 –
Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B –	Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings “AAA” category or to the categories below “CCC”, nor to short-term ratings other than “F1”. The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

While the foregoing descriptions of the ratings systems used by the Adviser distinguish between “Investment-Grade Debt Securities” and more speculative debt securities, as stated above the Fund is not limited with respect to the yield, maturity or credit quality of the debt securities in which it invests. Accordingly, the Fund’s portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities as permitted by the Prospectus.

APPENDIX B – PROXY VOTING POLICIES

PROXY VOTING AND DISCLOSURE POLICY FOR M3SIXTY FUNDS TRUST

The Trust has adopted a Proxy Voting Policy used to determine how the Funds vote proxies relating to their portfolio securities. Under the Trust’s Proxy Voting Policy, the Fund has, subject to the oversight of the Trust’s Board, delegated to the Advisers the following duties: (i) to make the proxy voting decisions for the Funds, subject to the exceptions described below; and (ii) to assist the Funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act.

In cases where a matter with respect to which a Fund was entitled to vote presents a conflict between the interest of a Fund’s shareholders on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser, or principal underwriter on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board.

The Fund CCO shall ensure that each Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Funds.

A.	General

The Trust and the Funds believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B.	Delegation to the Adviser

The Trust believes that the Advisers are in the best position to make individual voting decisions for the Funds consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisers are hereby delegated the following duties:

(1)            to make the proxy voting decisions for the Funds, in accordance with each applicable Adviser’s Proxy Voting Policy, except as provided herein; and

(2)            to assist the Funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Funds are entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund casts its vote; and (d) whether the Fund casts its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve each Adviser’s Proxy Voting and Disclosure Policy (the “Adviser Voting Policy”) as it relates to the Funds. The Board must also approve any material changes to each Adviser Voting Policy no later than six (6) months after adoption by an Adviser.

C.	Conflicts

In cases where a matter with respect to which a Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser, or principal underwriter on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board.

PROXY VOTING AND DISCLOSURE POLICY OF THE ADVISER

1. General

Rule 206(4)-6 of the Advisers Act requires an adviser that exercises voting authority over Client proxies to vote proxies in the best interests of its Clients. In furtherance of such objective, the Company has established policies and procedures to address voting procedures and any conflicts of interests involved in a proxy vote between the Company and a Client. Additionally, the Company will maintain certain records required to be maintained by Rule 206(4)-6 relating to all voted proxies.

2. Determination of Vote

The Company’s proxy voting procedures are designed to ensure that proxies are voted in a manner that is in the best interest of the Client.

The majority of proxy-related issues generally fall within the following five categories:
• corporate governance
• takeover defenses
• compensation plans
• capital structure
• social responsibility

The Company will generally vote in favor of matters that follow an agreeable corporate strategic direction, support an ownership structure that enhances shareholder value without diluting management’s accountability to shareholders and/or present compensation plans that are commensurate with enhanced manager performance and market practices.

While proxy voting on all issues presented should be considered, voting on all issues is not required. Some issues presented for a proxy vote of security holders are not deemed relevant to the Company’s voting objective, or it is not reasonably possible to ascertain what effect, if any, a vote on a given issue may have on a Client’s investment. Additionally, the Company may decide that avoiding further expense and investigation and not voting at all on a presented proposal may be in the best interest of a Client. Accordingly, the Company may abstain from voting in certain circumstances.

3. Conflicts of Interest

Conflicts of interest involved in a proxy vote shall be addressed though the following three-step process:

Identification of all potential conflicts of interest

Examples of potential conflicts of interest include:

• The Company or an affiliate manages a pension plan, administers Employee benefit plans, or provides brokerage, underwriting, insurance, or banking services to a Company whose management is soliciting proxies;
• The Company or an affiliate has a substantial business relationship (separate from the Company’s investment strategy) with a portfolio company or a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;
• The Company or an affiliate has a business relationship (separate from the Company’s investment strategy) or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships; or
• An officer or Employee of the Company or an affiliate may have a familial relationship to a portfolio company (e.g. a spouse or other relative who serves as a director of a public company).

Determination of material conflicts

The SEC has not provided any specific guidance as to how an investment adviser should analyze or determine whether a conflict is “material” for purposes of proxy voting. Thus, traditional analysis of questions of materiality under the federal securities laws should be used.

Establishment of procedures to address material conflicts

If a material conflict of interest with respect to a particular vote is encountered, contact the CCO to determine how to vote the proxy consistent with the best interests of a Client and in a manner not affected by any conflicts of interest.

4. Recordkeeping

Pursuant to Rule 204-2, the Company shall retain the following five types of records relating to proxy voting:
• Proxy voting policy and procedures;
• Proxy statements received for Client securities;
• Records of votes cast on behalf of Clients;
• Written Client requests for proxy voting information and written adviser responses to any Client request (whether oral or written) for proxy voting information; and
• Any documents prepared by the Company that were material to making a proxy voting decision or that memorialized the basis for the decision.

5. Sub-Advisers

In the event that the Company engages sub-advisers to any Client accounts to be managed in accordance with the investment program and strategies employed by the particular sub-adviser, the Company may delegate proxy voting and recordkeeping requirements to such sub-advisers. In such situations, the Company will obtain periodic certifications that any such sub-advisers are complying with Rule 206(4)-6.

6. Policy Statement and Requests

The Advisers Act requires that the Company must inform Client on how they can obtain information about how the Company has voted Client proxies and Client may obtain a copy of the Company’s proxy voting policy upon request. Questions related to this Policy, the proxy voting process and/or information regarding how the Company voted proxies relating to the Client’s portfolio securities may be obtained by Clients, free of charge, by contacting the CCO at lfoster@dellaparola.com.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits

(a)	Agreement and Declaration of Trust (“Trust Instrument”).[1]
(a)(1)	Amendment No. 1, dated August 17, 2016, to Trust Instrument[2]
(b)	By-Laws.[3]
(b)(1)	Amendment No. 1, dated August 17, 2016, to Bylaws[3]
(c)
Articles II, VI, VII, VIII and IX of the Trust Instrument, Exhibit 28(a) hereto, and Articles II, VIII and IX of the By-Laws, Exhibit 28(b) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1)	Investment Advisory Agreement, dated September 19, 2016, between the Registrant, on behalf of Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, and Cognios Capital, LLC.[4]
(d)(2)	Form of Investment Advisory Agreement, dated ____, 2017, between the Registrant, on behalf of Della Parola Risk Optimized Equity Fund, and Della Parola Capital Management, LLC*
(e)(1)	Distribution Agreement, dated September 19, 2016, between the Registrant, on behalf of Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, and ALPS Distributors, Inc.[3]
(e)(2)	Form of Distribution Agreement, dated ____, 2017, between the Registrant, on behalf of Della Parola Risk Optimized Equity Fund, Della Parola Capital Management, LLC and Matrix 360 Distributors, LLC*
(f)	Not Applicable.
(g)(1)	Custodian Agreement, dated September 8, 2016, between the Trust, on behalf of Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, and MUFG Union Bank, N.A. [3]
(g)(2)	Custodian Agreement, dated ____, 2017, between the Trust, on behalf of Della Parola Capital Management, LLC, and _______**
(h)(1)	Form of Investment Company Services Agreement between the Registrant, on behalf of Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, and M3Sixty Administration, LLC.[3]
(h)(2)	Form of Investment Company Services Agreement between the Registrant, on behalf of Della Parola Risk Optimized Equity Fund, and M3Sixty Administration, LLC.**

(h)(3)	Expense Limitation Agreement, dated September 19, 2016, between the Registrant, on behalf of Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, and Cognios Capital, LLC.[4]
(h)(4)	Form of Expense Limitation Agreement, dated ____, 2017, between the Registrant, on behalf of Della Parola Risk Optimized Equity Fund, and Della Parola Capital Management, LLC.*
(i)(1)
Opinion and Consent of Graydon Head & Ritchey LLP, dated September 23, 2016, regarding the legality of securities registered with respect to Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund. [3]

(i)(2)	Opinion and Consent of Graydon Head & Ritchey LLP, dated _____, 2017, regarding the legality of securities registered with respect to Della Parola Risk Optimized Equity Fund.**
(j)(1)	Consent of Independent Registered Public Accounting Firm.**
(j)(2)	Consent of Alpha Performance Verification Services**
(k)	Not applicable.
(l)	Form of Initial Subscription Agreement.[3]
(m)(1)	Distribution Plan, dated September 19, 2016, under Rule 12b-1 for Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund.[3]
(m)(2)	Form of Distribution Plan, dated _____, 2017, under Rule 12b-1 for Della Parola Risk Optimized Equity Fund*
(n)(1)	Rule 18f-3 Plan, dated September 19, 2016, for Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund[3]
(n)(2)	Form of Rule 18f-3 Plan, dated _____, 2017, for Della Parola Risk Optimized Equity Fund*
(o)	Reserved.
(p)(1)	Code of Ethics for Registrant.[3]
(p)(2)	Code of Ethics for Cognios Capital, LLC.[3]
(p)(3)	Code of Ethics for Della Parola Capital Management, LLC**
(q)	Copy of Power of Attorney.[3]

*	Filed herewith.
**	To be filed by amendment.

1	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed August 20, 2015
2	Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A filed August 19, 2016
3	Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A filed September 23, 2016.
4	Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A filed September 28, 2016.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant's Trust Instrument contains the following provisions:

Article VIII, Section 2. Indemnification and Limitation of Liability.

To the fullest extent that limitations on the liability of Trustees and officers are permitted by the DSTA, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefor, except as described in the last sentence of the first paragraph of this Section 2 of this Article VIII.

ITEM 31.	Business and other Connections of the Investment Advisers

The descriptions of Cognios Capital, LLC and Della Parola Capital Management, LLC are found under the caption of “Management” in the those respective Prospectuses and under the caption “Management and Administration” in those respective Statements of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein.

The investment adviser may provide investment advisory services to persons or entities other than the Registrant.

ITEM 32.	Principal Underwriters

(a)
The principal underwriter and distributor for Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund, series portfolios of M3Sixty Funds Trust, is ALPS Distributors, Inc.  ALPS Distributors, Inc. acts as the distributor for following investment companies:

1290 Funds, 13D Activist Fund, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Trust, Century Capital Management Trust, Columbia ETF Trust, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds,  DBX ETF TRUST, ETFS Trust, EGA Emerging Global Shares Trust, Elkhorn ETF Trust, FactorShares Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, Pointbreak ETF Trust, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, and Wilmington Funds.

The principal underwriter and distributor for the Della Parola Risk Optimized Fund is Matrix 360 Distributors, LLC.

(b)	The table below provides information for each director, officer or partner of the ALPS Distributors, Inc., the Distributor of Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Chief Compliance Officer	None

Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens, Fleming and Dixon is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

The table below provides information for each director, officer or partner of Matrix 360 Distributors, LLC, the Distributor of Della Parola Risk Optimized Equity Fund:

NAME AND PRINCIPAL BUSINESS ADDRESS***	POSITIONS WITH UNDERWRITER	POSITIONS WITH REGISTRANT
Brandon Byrd	Chief Executive Officer	Assistant Secretary
John Pidlipchak	Chief Compliance Officer	None

***	The address of Matrix 360 Distributors, LLC and each of the above-named persons is 4520 Main Street, Suite 1425, Kansas City, MO 64111.

(c)	Not Applicable.

ITEM 33.	Location of Accounts and Records

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 4520 Main Street, Suite 1425, Kansas City, MO 64111, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Custodian(s), MUFG Union Bank, N.A., 350 California Street, Suite 2018, San Francisco, CA 94104; and Registrant’s Administrator and Transfer Agent, M3Sixty Administration, LLC, 4520 Main Street, Suite 1425, Kansas City, Missouri 64111.

Such records may also be maintained with the investment adviser to the series of the Registrant:

Cognios Capital, LLC, 11250 Tomahawk Creek Parkway, Leawood, Kansas 66211.
Della Parola Capital Management, LLC, 215 West Oak Dr., Fort Collins, CO 80521

ITEM 34.	Management Services

None.

ITEM 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized in Kansas City, Missouri on the 23rd day of November, 2016.

M3Sixty Funds Trust

By:	/s/Randall K. Linscott
Randall K. Linscott, President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		November 23, 2016
Kelley J. Brennan, Trustee		Date
*		November 23, 2016
Steven D. Poppen, Trustee		Date
**		November 23, 2016
Tobias Caldwell		Date

/s/ Randall Linscott		November 23, 2016
Randall K. Linscott, President and Trustee		Date
/s/ Larry E. Beaver, Jr.		November 23, 2016
Larry E. Beaver, Jr., Treasurer		Date
* By:	/s/ Randall K. Linscott	November 23, 2016
Randall K. Linscott, Attorney-in-Fact		Date

*	Randall K. Linscott, pursuant to powers of attorney dated August 17, 2016, filed herewith.

**	Randall K. Linscott, pursuant to power of attorney dated September 21, 2016, filed herewith.

EXHIBIT LIST

ITEM 28	NAME OF EXHIBIT
(d)(2)	Form of Investment Advisory Agreement, dated ____, 2017, between the Registrant, on behalf of Della Parola Risk Optimized Equity Fund, and Della Parola Capital Management, LLC
(e)(2)
Form of Distribution Agreement, dated ____, 2017, between the Registrant, on behalf of Della Parola Risk Optimized Equity Fund Fund, Della Parola Capital Management, LLC and Matrix 360 Distributors, LLC

(h)(4)	Form of Expense Limitation Agreement, dated ____, 2017, between the Registrant, on behalf of Della Parola Risk Optimized Equity Fund, and Della Parola Capital Management, LLC.
(m)(2)	Form of Distribution Plan, dated _____, 2017, under Rule 12b-1 for Della Parola Risk Optimized Equity Fund
(n)(2)	Form of Rule 18f-3 Plan, dated _____, 2017, for Della Parola Risk Optimized Equity Fund